Consideration Receivable	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
Consideration Receivable [Text Block]
5.	Consideration Receivable

Consideration receivable of HK$165,506 (2017: HK$141,341) represents the fourth and final installment of the total consideration for the sale of 100% equity interest in PIHL to SYB and SYIM. The transaction is disclosed in Note 1. The second and third installments of RMB113.25 million (HK$131,686) and RMB113.25 million (HK$131,686) were received in June 2017 and in May 2018, respectively. The Company will receive the fourth and final installment of RMB137.37 million (HK$165,506).